Other financial liabilities (Details 4) - Finca La Celia S.A. [Member] - Contract Date 06-07-2017 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($) Number
Disclosure of other financial liabilities [Line Items]
Type	Automotor
Institution	Banco Supervielle - Argentina
Currency type or reset unit	ARS
Contract	$ 9,963
Purchase option (UF)	$ 398
Number of quotas | Number	36
Annual Interest (%)	17.00%